Property, Plant And Equipment - Additional Information (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021 EUR (€)	Sep. 30, 2020 EUR (€)	Sep. 30, 2021 EUR (€) leases	Sep. 30, 2020 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2020 EUR (€)	Jan. 01, 2019 EUR (€)
Disclosure of detailed information about property, plant and equipment [line items]
Right of use assets of properties							€ 5,720,000
Acquisition of plant and equipment			€ 12,093,572	€ 5,920,028
Number of leases cancelled | leases			3
Right of use asset cancelled amount	€ 3,388,226		€ 3,388,226
Gain from cancellation of right of use asset			1,146,251
Depreciation of property plant and equipment	5,551,073	€ 3,220,256	15,618,423	8,252,241
Foreign exchange differences	(90,226)	(972,830)			€ (235,000)
Translation Of Foreign Operations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Foreign exchange differences			5,023,373	(3,709,503)
Fluctuation Of GBP Against EUR [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Foreign exchange differences			3,128,516	(2,733,608)
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	0	€ 0	1,918,000	0
UNITED KINGDOM | Office And Factory Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right of use assets of properties						€ 24,683,000
Increase in right of use assets related to new leases			60,409,238	€ 33,874,159
Leasehold Improvements Under Construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Construction in progress	16,619,037		16,619,037			3,290,786
Increase in property plant and equipment			14,244,077
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right of use assets of properties	€ 136,942,100		€ 136,942,100			€ 87,016,038